MINERAL PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Property, plant and equipment	Construction in progress	Mineral property(1)	Exploration and evaluation assets	Total
Cost
At December 31, 2020	$4,181	$28,768	$4,312	$2,488	$39,749
Additions	9,553	60,598	57,973	-	128,124
Transfers	5,083	(5,083)	-	-	-
At December 31, 2021	18,817	84,283	62,285	2,488	167,873
Additions	22,458	2,257	58,006	-	82,721
Transfers	83,179	(83,179)	-	-	-
Transfers to inventories (note 4)	-	-	(13,655)	-	(13,655)
At December 31, 2022	$124,454	$3,361	$106,636	$2,488	$236,939

Accumulated depreciation and depletion
At December 31, 2020	$(740)	$-	$-	$-	$(740)
Depreciation and depletion for the year(2)	(1,447)	-	-	-	(1,447)
At December 31, 2021	(2,187)	-	-	-	(2,187)
Depreciation and depletion for the year(2)	(5,118)	-	(1,536)	-	(6,654)
At December 31, 2022	$(7,305)	$-	$(1,536)	$-	$(8,841)

Carrying amounts
At December 31, 2021	$16,630	$84,283	$62,285	$2,488	$165,686
At December 31, 2022	$117,149	$3,361	$105,100	$2,488	$228,098